As filed with the U.S. Securities and Exchange Commission on August 30, 2018

 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Paul Fearday

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5346

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2018

LHA Market StateTM U.S. Tactical ETF

Ticker: MSUS

LHA Market StateTM U.S. Tactical ETF

August 10, 2018

Dear Shareholder,

The Little Harbor Advisors, LLC (“LHA”) team is pleased to provide you with the Semi-Annual Report for the Little Harbor Advisors MarketTM State U.S. Tactical ETF (the “Fund”, Ticker Symbol: MSUS). The MSUS ETF launched on April 3, 2018. This report reflects the Fund’s performance for the period of inception through June 30, 2018.

The mission of MSUS is to participate in market rallies, and more importantly, to cushion market downturns. MSUS did not deliver on expectations with respect to the first, as the S&P 500 rose by about 4.47% during the period 4/3/18 and 6/30/181 , while the MSUS market price rose by only 0.12%. On the question of cushioning down drafts, MSUS was on average underexposed to the S&P 500 during those days in the quarter when the S&P had a decline of greater than 1%.2

The current market regime can best be described as “news-driven,” and the CBOE Volatility Index (VIX) last quarter reflected the herky-jerky nature of this unique regime. On April 9th the VIX stood at 22.02 but by June 6th it had dropped to 11.60, then it went back to 18.20 by the end of the quarter.3

The full range of the VIX this year so far is between 8.9 and 38.9.4 Likewise, the price of the S&P 500 reflects this “Random Walk”, going from 2872.87 on January 26th, only to drop 11.3% in the subsequent eight trading days, then up nearly 8% by March 9th, and back down 7.7% 10-trading days later on March 23rd, ending the first half on June 29th at 2718.37.5 The statistics of the price distribution in the S&P 500 during the last quarter clearly kept MSUS on the defensive, with an average net exposure to the S&P of approximately 60%.

Alpha generation in the MSUS is predicated upon two factors: the underlying performance of the VictoryShares US 500 Volatility Wtd ETF (Ticker: CFA), and the ability to correctly model the current return environment and effectively increase or decrease market exposure around the approximate 80% allocation to CFA.

As to the first factor, during the same 4/3 – 6/30/18 time period, CFA gained 2.5%, underperforming the S&P 500 by around 1.5%.6 This current underperformance by CFA is attributable to the market domination of the super-cap tech sector which continues to drive capitalization-weighted indexes like the S&P 500. From 4/3-6/30/18 the tech sector as measured by the S&P Technology Select Sector Index (IXT) was up 7.7%.7 At over 25% of the capitalization of the S&P 500, the Technology Sector represents the largest share of the index since the dot com period.8 The second nexus of the shortfall was the low net average exposure of the MSUS reflecting a defensive posture as described above.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

The second factor effecting the shortfall was the low net exposure of the MSUS during April (period of 4/3-4/29/18) and May, when the S&P 500 was particularly strong – up 1.4% and 2.4% respectively.9 Although the fund averaged about 47% long exposure during those months, it was very defensive and completely out of the market during many of the S&P’s largest up days. For example, from May 9 through May 11, the S&P 500 gained 2.2%, while the fund was up only 30 basis points, staying in a defensive posture.

Periods of underperformance are neither unexpected nor warrant panic. CFA, by design, appears much closer to the equal-weighted S&P 500. Over the last five years through June 29th, the equal weighted S&P 500 has underperformed is capitalization-weighted sibling by over 60 basis points per year. However, if we take a longer perspective, and view the comparison over a decade, equal weighted bests capitalization weighted by nearly 150 basis points per year.10

The roughly three-month period just ended offers little in terms of sample-size and Little Harbor remains confident in the ability of the fund to provide meaningful upside participation and cushioning on the downside. MSUS has produced modest gains this past quarter, albeit, along with some opportunity cost. That said, Little Harbor remains committed to the view that tactical exposure will demonstrate both its defensive benefits, and its participation-benefits over a longer and more statistically predictable period.

We appreciate your continued interest in MSUS.

Sincerely,

Jeff Landle, CFA

Chief Investment Officer

The performance data quoted represents past performance. Past performance does not guarantee future results. Investing involves risk. Principal loss is possible. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will use future contracts. The potential loss of principal in regard to futures contracts can be in amounts greater than the initial amount invested in the futures contract. Because the Fund may “turn over” some or all of its portfolio as frequently as daily, the Fund may incur high levels of transaction costs, which could reduce shareholder returns. The Fund will invest in other ETFs that may invest in small- and mid-cap companies which involves additional risks such as limited liquidity and greater volatility.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

The Standard & Poor’s 500, often abbreviated as the S&P 500, or just the S&P, is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. The S&P 500 index components and their weightings are determined by S&P Dow Jones Indices. It is not possible to invest directly in an index.

“Alpha” generally refers to the excess return of an investment relative to the return of a benchmark index. “Basis Point” refers to a common unit of measure for interest rates and other percentages in finance and is used to denote the percentage change in financial instruments. One basis point is equal to 1/100th of 1%, or 0.0001.

Fund holdings and allocations are subject to change and should not be considered recommendations to buy or sell any security. References to other mutual funds or products should not be interpreted as an offer of those securities. Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

Must be preceded or accompanied by a Prospectus. Distributed by Quasar Distributors, LLC.

[1]	https://us.spindices.com/indices/equity/sp-500

[2]	Source: Little Harbor Advisors, LLC

[3]	https://finance.yahoo.com/quote/%5EVIX/history?p=%5EVIX. The CBOE Volatility Index, or VIX, is an index created by the Chicago Board Options Exchange (CBOE), which shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities on S&P 500 index options. This volatility is meant to be forward looking, is calculated from both calls and puts, and is a widely used measure of market risk. The VIX is often referred to as the “investor fear gauge”.

[4]	https://us.spindices.com/indices/equity/sp-500

[5]	Id.

[6]	https://finance.yahoo.com/quote/CFA/history?p=CFA&.tsrc=fin-srch-v1

[7]	https://us.spindices.com/indices/equity/technology-select-sector-index. Stock classifications are based on the Global Industry Classification Standard (GICS®). The membership of Technology Select Sector combines constituents of the GICS Information Technology and Telecommunication Services sectors. All components of the S&P 500® are assigned to at least one of eleven Select Sector Indices, which seek to track major economic segments and are highly liquid benchmarks.

[8]	https://www.bloomberg.com/news/articles/2018-02-28/s-p-500-hits-tech-heavy-milestone-last-seen-amid-dot-com-bubble

[9]	https://us.spindices.com/indices/equity/sp-500

[10]	https://us.spindices.com/indices/equity/sp-500-equal-weighted

https://us.spindices.com/indices/equity/sp-500

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

LHA Market StateTM U.S. Tactical ETF

PORTFOLIO ALLOCATION

As of June 30, 2018 (Unaudited)

Security Type	Percentage of Net Assets
Exchange-Traded Funds	80.3%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	19.5%
Total	100.0%

LHA Market StateTM U.S. Tactical ETF SCHEDULE OF INVESTMENTS June 30, 2018 (Unaudited)
Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 80.3%
90,723	VictoryShares US 500 Volatility Wtd ETF	$4,487,160
	TOTAL EXCHANGE TRADED FUNDS (Cost $4,408,461)	4,487,160

	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
6,397	First American Government Obligations Fund, Class X 1.79% (a)	6,397
6,392	First American Treasury Obligations Fund, Class X 1.77% (a)	6,392
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,789)	12,789

	TOTAL INVESTMENTS — 80.5% (Cost $4,421,250)	4,499,949
	Other Assets in Excess of Liabilities — 19.5%	1,092,276
		$5,592,225

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF SCHEDULE OF OPEN FUTURES CONTRACTS June 30, 2018 (Unaudited)
Number of Long Contracts	Description	Expiration Month	Notional Value	Unrealized Depreciation
36	S&P 500 E-Mini Future	September 2018	$4,898,880	$(4,919)

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF STATEMENT OF ASSETS & LIABILITIES June 30, 2018 (Unaudited)
ASSETS
Investments in Securities, at Value*	$4,499,949
Deposit at Broker for Futures	1,069,288
Interest Receivable	968
Variation Margin Receivable	26,532
Total Assets	5,596,737

LIABILITIES
Management Fees Payable	4,512
Total Liabilities	4,512

NET ASSETS	$5,592,225

NET ASSETS CONSIST OF:
Paid-in Capital	$5,644,327
Undistributed Net Investment Income	4,497
Accumulated Net Realized Loss on:
Investments in Securities	(130,379)
Net Unrealized Appreciation (Depreciation) on:
Investments in Securities	78,699
Futures Contracts	(4,919)
Net Assets	$5,592,225

Net Asset Value (unlimited shares authorized):
Net Assets	$5,592,225
Shares Outstanding (No Par Value)	225,000
Net Asset Value, Offering and Redemption Price per Share	$24.85

* Identified Cost:
Investments in Securities	$4,421,250

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF STATEMENT OF OPERATIONS Period Ended June 30, 2018 (a) (Unaudited)
INVESTMENT INCOME
Dividends	$15,876
Interest	1,253
Total Investment Income	17,129

EXPENSES
Management Fees	12,632
Total Expenses	12,632

Net Investment Income	4,497

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	3,751
Futures	(134,130)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	78,699
Futures	(4,919)
Net Realized and Unrealized Loss on Investments	(56,599)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,102)

(a)	The Fund commenced operations on April 3, 2018.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF STATEMENT OF CHANGES IN NET ASSETS
Period Ended June 30, 2018 (a) (Unaudited)
OPERATIONS
Net Investment Income	$4,497
Net Realized Loss on Investments and Futures Contracts	(130,379)
Change in Unrealized Appreciation of Investments	73,780
Net Increase in Net Assets Resulting from Operations	(52,102)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	6,273,925
Payments for Shares Redeemed	(629,598)
Net Increase in Net Assets Derived from Capital Share Transactions (b)	5,644,327
Net Increase in Net Assets	5,592,225

NET ASSETS
Beginning of period	$—
End of Period	$5,592,225
Undistributed Net Investment Income	$4,497

(a)	The Fund commenced operations on April 3, 2018.

(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	250,000
Shares Redeemed	(25,000)
Net Increase	225,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period
	Period Ended June 30, 2018 (a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (b)	0.02
Net Realized and Unrealized Loss on Investments	(0.17)
Total from Investment Operations	(0.15)

Net Asset Value, End of Period	$24.85

Total Return	-0.99	%(c)

Supplemental Data:
Net Assets at End of Period (000's)	$5,592

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.97	%(d)
Net Investment Income to Average Net Assets	0.35	%(d)

Portfolio Turnover Rate (e)	0.00	%(c)

(a)	The Fund commenced operations on April 3, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

LHA Market StateTM U.S. Tactical ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commision (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is a “fund of funds” that seeks to provide investment results that exceed the total return performance of the broader U.S. equity market on a risk-adjusted basis. The Fund commenced operations on April 3, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Futures contracts will be valued at the last reported sale price in the exchange on which they are traded.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (Continued)

Short-term securities that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Category
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$4,487,160	$—	$—	$4,487,160
Short-Term Investments	12,789	—	—	12,789
Total Investments in Securities	$4,499,949	$—	$—	$4,499,949

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities[a]
Futures Contracts	$4,919	$—	$—	$4,919

[a]	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as futures contracts which are reflected at the unrealized depreciation on the instrument.

For the period ended June 30, 2018, there were no transfers into or out of Levels 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

B.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (Continued)

character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

C.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the most recently completed period end, the Fund did not incur any interest or penalties.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (Continued)

priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – FUTURES CONTRACTS

The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to gain exposure to certain asset classes or markets. The Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund on a daily basis. The Fund records an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (Continued)

movements, the Fund may be required to make cash payments to maintain their required margin. In such situations, if the Fund had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively. The collateral held by the Fund is presented on the Statements of Assets and Liabilities under deposits with broker for futures contracts.

The following tables present a summary of the value of derivative instruments as of June 30, 2018 and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2018.

	Asset Derivatives
Derivatives	Location	Value
Futures Contracts	Variation Margin Receivable	$26,532

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2018

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Futures	Derivatives	Futures
Futures Contracts	($134,130)	Futures Contracts	($4,919)

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages their cash collateral and securities collateral on a counterparty basis. As of June 30, 2018, the Fund was not subject to any netting agreements.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (Continued)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2018.

Assets	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Futures Contracts
Interactive Brokers, LLC	$26,532	$—	$26,532	$—	$26,532	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the unified management fee payable to the Adviser. For services provided to the Fund, the Fund pays the Adviser 0.97% at an annual rate based on the Fund’s average daily net assets

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2018, sales of securities by the Fund, excluding short-term securities and in-kind transactions were $161,779. There were no purchases of securities by the Fund, excluding short-term securities and in-kind transactions for the period.

During the period ended June 30, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended June 30, 2018, in-kind transactions associated with creations and redemptions were $5,076,302 and $509,814, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (Continued)

with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $250 payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

LHA Market StateTM U.S. Tactical ETF

EXPENSE EXAMPLE

For the Period June 30, 2018 (Unaudited)

As a shareholder of LHA Market State U.S. Tactical ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 3, 2018 (a)	Ending Account Value June 30, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Actual	$1,000.00	$990.10	$2.33(b)	0.97%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.18	$4.86(c)	0.97%

(a)	Fund commencement.
(b)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 88/365, (to reflect the period).
(c)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365 (to reflect the one-half year period).

LHA Market StateTM U.S. Tactical ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 18, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”), and the Trust, on behalf of the LHA Market State U.S. Tactical ETF (the “Fund” or “MSUS”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

Prior to and during the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of their advisory businesses, including key personnel and the firm’s compliance program. The Board then discussed the Materials and oral presentation that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to MSUS. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

LHA Market StateTM U.S. Tactical ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION

(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which MSUS achieved its investment objectives as an actively-managed fund.

Historical Performance. The Board noted that MSUS had not yet commenced operations and concluded that performance of MSUS, thus, was not a relevant factor in their deliberations.

Cost of Services Provided and Economies of Scale. The Board then reviewed the expense ratio for MSUS and compared it to the universe of the most direct competitors for the Fund, as identified by management (the “Selected Peer Group”). The Board noted that the expense ratio for MSUS was significantly higher than the median for the Selected Peer Group. The Board further noted that those funds with significantly lower expense ratios were not actively managed and when compared to the actively-managed funds within the Selected Peer Group, MSUS’ expense ratio was the lowest.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to MSUS and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined that such analyses were not a significant factor given that MSUS had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

LHA Market StateTM U.S. Tactical ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.lhafunds.com daily.

INFORMATION ABOUT PROXY VOTING

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.lhafunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.lhafunds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.lhafunds.com.

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Adviser

Little Harbor Advisors, LLC

30 Doaks Lane

Marblehead, MA 01945

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

LHA Market StateTM U.S. Tactical ETF

Symbol – MSUS

CUSIP – 26922A487

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Assistant Treasurer/Acting Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and assistant treasurer (acting principal financial officer) pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	8/21/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	8/21/18

By (Signature and Title)*	/s/ Brett M. Wickmann
Brett M. Wickmann, Assistant Treasurer (acting principal financial officer)

Date	8/21/18

*	Print the name and title of each signing officer under his or her signature.